Financial instruments by category (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	Jun. 30, 2026		Dec. 31, 2025		Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	₩ 3,410,844		₩ 3,038,941			₩ 6,502,603
Total	7,425,065		6,460,680			6,658,713
Accounts Payable Other [Member]
IfrsStatementLineItems [Line Items]
Total	1,755,551	[1]	1,374,936	[1]		996,719
Bond with warrants net [Member]
IfrsStatementLineItems [Line Items]
Total	3,209,760		3,265,312			3,519,139
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total	479,785		552,631			669,032
Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total	979,969		1,267,801			1,473,823
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Total	1,000,000
Cash and Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Total	312,427		335,814			3,662,174
Current portion of long term bank deposit [Member]
IfrsStatementLineItems [Line Items]
Total			30,000
Short Term Loan Receivable Net [Member]
IfrsStatementLineItems [Line Items]
Total	561,944		442,894			214,245
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	27,250		33,411			202,477
Longterm Bank Deposit [Member]
IfrsStatementLineItems [Line Items]
Total	30,000					30,000
Long Term Loan Receivable Net [Member]
IfrsStatementLineItems [Line Items]
Total	1,958,880		1,671,780			1,917,960
Long Term Other Receivables Net [Member]
IfrsStatementLineItems [Line Items]
Total	398					2,065
Other Noncurrent Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total	₩ 519,945		₩ 525,042			₩ 473,682

[1]	Accounts payable that are not financial liabilities are excluded.